Revenues from Contracts with Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenues from Contracts with Customers
Revenues from Contracts with Customers

17. Revenues from Contracts with Customers

The following tables summarize disaggregation of revenues from contracts with customers, including select financial information by segment, and reconcile totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the six months ended June 30,
	2024	2023

	(in millions)
Revenue from contracts with customers by segment:
Retirement and Income Solutions	$324.0	$269.8
Benefits and Protection:
Specialty Benefits	6.2	6.4
Life Insurance	44.0	34.7
Total Benefits and Protection	50.2	41.1
Corporate	(0.5)	(0.4)
Total segment revenue from contracts with customers	373.7	310.5
Adjustments for fees and other revenues not within the scope of revenue recognition guidance(1)	734.7	733.2
Pre-tax other adjustments(2)	38.4	39.9
Total fees and other revenues per consolidated statements of operations	$1,146.8	$1,083.6
(1)	Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.
(2)	Pre-tax other adjustments relate to revenues from exited business, certain variable annuity fees and market value adjustments to fee revenues.

Retirement and Income Solutions

Retirement and Income Solutions offers service and trust agreements for defined contribution retirement plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor retirement plan trust and custody services are also available through our trust company. Individual retirement accounts (“IRAs”) are offered through Principal Bank. Furthermore, services and trust agreements are offered to non-retirement customers including insurance companies, endowments and other financial institutions.

Administrative service fee revenues are earned for administrative activities performed for the defined contribution retirement plans including recordkeeping and reporting as well as trust and custody, asset management and investment services. Administrative service fee revenues are earned for administrative activities performed for non-retirement plan customers including trust and custody services, defined benefit administration and investment management activities. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

Administrative service fee revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client’s investments or assets under administration. If the consideration for this series of performance obligations is based on market value, it is considered variable during the billing period as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each billing period’s series of distinct services once the market value of the client’s investments or assets under administration is determined at market close. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

IRAs are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Deposit account fee revenues are earned as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion. Additionally, commission income is earned on advisory services provided to customers. The revenues are earned over time as the service is performed based upon contractual rates applied to the market value of the clients’ portfolios.

The types of revenues from contracts with customers were as follows:

	For the six months ended June 30,
	2024	2023

	(in millions)
Administrative service fee revenue	$316.3	$261.8
Deposit account fee revenue	6.1	5.7
Commission income	1.6	0.8
Other fee revenue	—	1.5
Total revenues from contracts with customers	324.0	269.8
Fees and other revenues not within the scope of revenue recognition guidance	554.8	556.4
Total fees and other revenues	878.8	826.2
Premiums and other considerations	1,765.0	1,202.0
Net investment income	1,375.9	1,261.6
Total operating revenues	$4,019.7	$3,289.8

Benefits and Protection

Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for fee-for-service products, nonqualified benefit plans, separate accounts and dental networks. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue.

The types of revenues from contracts with customers were as follows:

	For the six months ended June 30,
	2024	2023

	(in millions)
Specialty Benefits:
Administrative service fees	$6.2	$6.4
Total revenues from contracts with customers	6.2	6.4
Fees and other revenues not within the scope of revenue recognition guidance	8.9	9.1
Total fees and other revenues	15.1	15.5
Premiums and other considerations	1,598.0	1,475.3
Net investment income	91.7	82.0
Total operating revenues	$1,704.8	$1,572.8

	For the six months ended June 30,
	2024	2023

	(in millions)
Life Insurance:
Administrative service fees	$17.5	$14.3
Commission income	26.5	20.4
Total revenues from contracts with customers	44.0	34.7
Fees and other revenues not within the scope of revenue recognition guidance	166.7	160.7
Total fees and other revenues	210.7	195.4
Premiums and other considerations	129.8	257.7
Net investment income	201.0	199.4
Total operating revenues	$541.5	$652.5

Corporate

The Corporate segment includes inter-segment eliminations of fees and other revenues. The types of revenues from contracts with customers were as follows:

	For the six months ended June 30,
	2024	2023

	(in millions)
Eliminations	$(0.5)	$(0.4)
Total revenues from contracts with customers	(0.5)	(0.4)
Fees and other revenues not within the scope of revenue recognition guidance	4.3	7.0
Total fees and other revenues	3.8	6.6
Premiums and other considerations	(1.3)	(1.3)
Net investment income	36.3	47.0
Total operating revenues	$38.8	$52.3

Contract Costs

Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $45.2 million and $44.3 million as of June 30, 2024 and December 31, 2023, respectively.

We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the six months ended June 30, 2024 and 2023, $3.5 million and $3.7 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

22. Revenues from Contracts with Customers

The following tables summarize disaggregation of revenues from contracts with customers, including select financial information by segment, and reconcile totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Revenue from contracts with customers by segment:
Retirement and Income Solutions	$556.3	$533.6	$409.2
Benefits and Protection:
Specialty Benefits	12.7	12.3	12.0
Life Insurance	73.1	64.4	60.2
Eliminations	—	—	(0.1)
Total Benefits and Protection	85.8	76.7	72.1
Corporate	(0.8)	(0.9)	(1.0)
Total segment revenue from contracts with customers	641.3	609.4	480.3
Adjustments for fees and other revenues not within the scope of revenue recognition guidance (1)	1,482.9	1,469.5	2,148.0
Pre-tax other adjustments (2)	80.5	89.2	79.9
Total fees and other revenues per consolidated statements of operations	$2,204.7	$2,168.1	$2,708.2
(1)	Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.
(2)	Pre-tax other adjustments relate to revenues from exited business, certain variable annuity fees and market value adjustments to fee revenues.

Retirement and Income Solutions

Retirement and Income Solutions offers service and trust agreements for defined contribution retirement plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor retirement plan trust and custody services are also available through our trust company. Individual retirement accounts (“IRAs”) are offered through Principal Bank. Furthermore, services and trust agreements are offered to non-retirement customers including insurance companies, endowments and other financial institutions.

Administrative service fee revenues are earned for administrative activities performed for the defined contribution retirement plans including recordkeeping and reporting as well as trust and custody, asset management and investment services. Administrative service fee revenues are earned for administrative activities performed for non-retirement plan customers including trust and custody services, defined benefit administration and investment management activities. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

Administrative service fee revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client’s investments or assets under administration. If the consideration for this series of performance obligations is based on market value, it is considered variable during the billing period as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each billing period’s series of distinct services once the market value of the client’s investments or assets under administration is determined at market close. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

IRAs are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Deposit account fee revenues are earned as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion. Additionally, commission income is earned on advisory services provided to customers. The revenues are earned over time as the service is performed based upon contractual rates applied to the market value of the clients’ portfolios.

The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Administrative service fee revenue	$539.5	$519.2	$395.8
Deposit account fee revenue	11.3	10.2	9.2
Commission income	1.9	1.2	0.7
Other fee revenue	3.6	3.0	3.5
Total revenues from contracts with customers	556.3	533.6	409.2
Fees and other revenues not within the scope of revenue recognition guidance	1,118.7	1,114.0	1,226.9
Total fees and other revenues	1,675.0	1,647.6	1,636.1
Premiums and other considerations	2,935.0	1,959.7	1,883.6
Net investment income	2,584.7	2,274.1	2,728.8
Total operating revenues	$7,194.7	$5,881.4	$6,248.5

Benefits and Protection

Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for fee-for-service products, nonqualified benefit plans, separate accounts and dental networks. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue.

The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Specialty Benefits:
Administrative service fees	$12.7	$12.3	$12.0
Total revenues from contracts with customers	12.7	12.3	12.0
Fees and other revenues not within the scope of revenue recognition guidance	18.2	18.5	19.0
Total fees and other revenues	30.9	30.8	31.0
Premiums and other considerations	3,020.9	2,771.2	2,496.6
Net investment income	174.3	179.6	179.2
Total operating revenues	$3,226.1	$2,981.6	$2,706.8

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Life Insurance:
Administrative service fees	$30.3	$26.9	$26.3
Commission income	42.8	37.5	33.9
Total revenues from contracts with customers	73.1	64.4	60.2
Fees and other revenues not within the scope of revenue recognition guidance	332.6	321.0	884.5
Total fees and other revenues	405.7	385.4	944.7
Premiums and other considerations	461.6	535.8	333.9
Net investment income	397.8	392.6	794.2
Total operating revenues	$1,265.1	$1,313.8	$2,072.8

Corporate

The Corporate segment includes inter-segment eliminations of fees and other revenues. The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Eliminations	$(0.8)	$(0.9)	$(1.0)
Total revenues from contracts with customers	(0.8)	(0.9)	(1.0)
Fees and other revenues not within the scope of revenue recognition guidance	13.4	16.0	17.6
Total fees and other revenues	12.6	15.1	16.6
Premiums and other considerations	(7.3)	(2.2)	—
Net investment income	115.0	47.8	50.9
Total operating revenues	$120.3	$60.7	$67.5

Contract Costs

Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $44.3 million and $43.0 million as of December 31, 2023 and 2022, respectively.

We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2023, 2022 and 2021, $7.6 million, $7.6 million and $7.3 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.